Revenue from contracts with customers and trade receivables (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Details of Deferred revenue
Balance as of April 1		₨ 2,367	₨ 2,832
Revenue recognized during the year		(1,768)	(2,091)
Milestone payment received during the year		968	1,626
Balance as of March 31		1,567	2,367
Current	[1]	374	812
Non-current	[1]	₨ 1,193	₨ 1,555

[1]	Refer to Note 22 (“Revenue from contracts with customers and trade receivables”) for details of deferred revenue.